LONG-TERM DEBT - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 02, 2018	Sep. 30, 2018	Aug. 31, 2018	Aug. 13, 2018	Dec. 31, 2017	Nov. 30, 2017	Feb. 28, 2017
Debt Instrument [Line Items]
Long-term debt (excluding current maturities)	$ 804,140					$ 706,225
8.25% Senior Notes Due 2025
Debt Instrument [Line Items]
Stated interest rate (as percent)	8.25%
12.00% Senior Secured Notes (due 2022)
Debt Instrument [Line Items]
Stated interest rate (as percent)								12.00%
Senior Notes | 8.25% Senior Notes Due 2025
Debt Instrument [Line Items]
Long-term debt (excluding current maturities)	$ 676,661					0
Stated interest rate (as percent)	8.25%			8.25%	8.25%
Senior Notes | 12.00% Senior Secured Notes (due 2022)
Debt Instrument [Line Items]
Long-term debt (excluding current maturities)	$ 0					$ 585,823
Stated interest rate (as percent)	12.00%	12.00%	12.00%			12.00%	12.00%
Line of Credit and Secured Debt | Revolving Credit Facility | Non-Recourse U.S. SPV Facility
Debt Instrument [Line Items]
Long-term debt (excluding current maturities)	$ 0					$ 120,402
Line of Credit | Revolving Credit Facility | Non-Recourse Canada SPV Facility
Debt Instrument [Line Items]
Long-term debt (excluding current maturities)	107,479					0
Line of Credit | Revolving Credit Facility | Senior Revolver
Debt Instrument [Line Items]
Long-term debt (excluding current maturities)	20,000					0
Line of Credit | Revolving Credit Facility | Cash Money Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt (excluding current maturities)	$ 0					$ 0